Costs (Tables)	12 Months Ended
Dec. 31, 2022
Costs
Schedule of information about purchase, services and other charges
(€ million)	2022	2021	2020
Production costs - raw, ancillary and consumable materials and goods	85,139	41,174	21,432
Production costs - services	10,303	10,646	9,710
Lease expense and other	2,301	1,233	876
Net provisions for contingencies	2,985	707	349
Other expenses	2,069	1,983	1,317
	102,797	55,743	33,684
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(246)	(185)	(128)
- capitalized direct costs associated with self-constructed assets - intangible assets	(22)	(9)	(5)
	102,529	55,549	33,551

Schedule of information about payroll and related costs
(€ million)	2022	2021	2020
Wages and salaries	2,311	2,182	2,193
Social security contributions	465	455	458
Cost related to employee benefit plans	174	165	102
Other costs	194	204	239
	3,144	3,006	2,992
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(120)	(111)	(118)
- capitalized direct costs associated with self-constructed assets - intangible assets	(9)	(7)	(11)
	3,015	2,888	2,863

Schedule of information about average number of employees
	2022		2021		2020
(number)	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	957	19	966	18	993	17
Junior managers	9,084	80	9,143	78	9,280	73
Employees	15,517	420	15,747	380	15,995	349
Workers	6,074	288	5,476	284	4,780	287
	31,632	807	31,332	760	31,048	726

Schedule of information about compensation of key management personnel
(€ million)	2022	2021	2020
Wages and salaries	37	29	30
Post-employment benefits	3	3	2
Other long-term benefits	17	15	12
Indemnities upon termination of employment	9		21
	66	47	65